5. Risk Management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk Management Details Narrative Abstract
Total exposure	R$ 6,694,912	R$ 5,702,375
Effects on results before taxes	669,491	570,238
Effects on profit for the year before taxes	R$ 92,188	R$ 87,133
Leverage ratio	34.00%	36.00%
Financial instrument assets receivables from related parties	R$ 843,250	R$ 815,160
Reimbursement of additional retirement and pension plan	R$ 737,503	R$ 709,208